Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Acquisition of property, plant and equipment	$ (40)	$ 121	$ (23)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	126	63	127
Asset retirement obligations	27	30	18
Share based compensation	$ 50	$ 52	$ 29